                                    MILESTONE

                         MONARCH LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VA

                                 ANNUAL REPORT
                                DECEMBER 31,2003

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.

[LOGO]

The investment results presented in this report are historical and are no indication of future performance.

                         REPORT OF INDEPENDENT AUDITORS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company of Separate Account VA:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of VA of Monarch Life Insurance Company at December 31, 2003 and 2002, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31,2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2004

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 2003

                    ASSETS                                    COST       SHARES   MARKET VALUE
                                                           ------------  -------  ------------
Investment in Merrill Lynch Variable Series Funds, Inc.,
at Market Value (Notes 1 and 2):
 Domestic Money Market V.I. Fund                           $    351,205  351,205  $   351,205
 Government Bond V.I. Fund                                       47,929    4,483       47,470
 High Current Income V.I. Fund                                   25,815    3,623       28,441
 Large Cap Core V.I. Fund                                       315,368   11,698      296,661
 Small Cap Value V.I. Fund                                      776,866   34,841      891,927
 Global Allocation V.I. Fund                                    400,000   33,301      376,305
 Basic Value V.I. Fund                                          301,329   22,935      328 201
                                                           ------------           -----------
Total Invested Assets                                      $  2,218,512             2,320,210
                                                           ============

Pending Trades                                                                              8
                                                                                  -----------
 Net Assets                                                                       $ 2,320,218
                                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

                                                              COST       SHARES   MARKET VALUE
                                                           ------------  -------  ------------
ASSETS
Investment in Merrill Lynch Variable Series Funds Inc.,
at Market Value (Notes 1 and 2):
 Domestic Money Market V.I. Fund
 Government Bond V.I. Fund                                 $    428,297  428,297  $    428,297
 High Current Income V.I. Fund                                  132,048   12,502       138,270
 Large Cap Core V.I. Fund
 Small Cap Value V.I. Fund                                      123,234   12,664        84,722
 Global Allocation V.I. Fund                                    620,457   20,122       389,363
 Basic Value V.I. Fund                                        1,293,902   60,871     1,101,150
Total Invested Assets                                           438,820   35,795       308,551
                                                                566,620   42,887       465,329
                                                           ------------           ------------
                                                           $  3,603,378              2,915,682
                                                           ============           ------------

LIABILITIES
Pending Trades                                                                             546
                                                                                  ------------
 Total Liabilities                                                                         546
                                                                                  ------------

 Net Assets                                                                       $  2,915,136
                                                                                  ============

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    DOMESTIC          GOV'T       HIGH CURRENT
                                                                   MONEY MARKET       BOND           INCOME
                                                       TOTAL      V.I. DIVISION   V.I. DIVISION   V.I. DIVISION
                                                    -----------   -------------   -------------   -------------
Investment Income:
 Dividends                                          $    29,227   $       3,029           4,227   $       7,050
Expenses:
 Risk Charges and Administrative Expenses (Note 4)      (39,827)         (5,810)         (1,549)         (1,083)
                                                    -----------   -------------   -------------   -------------
   Net Investment Income (Loss)                         (10,600)         (2,781)          2,678           5,967
                                                    -----------   -------------   -------------   -------------
Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                            (85,218)             --           2,977         (28,907)
 Net Unrealized Gains (Losses)                          789,398              --          (6,681)         41,137
 Capital Gain Distributions                              11,888              --           2,015              --
                                                    -----------   -------------   -------------   -------------
   Net Gains and (Losses)                               716,068              --          (1,689)         12,230
                                                    -----------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                              705,468          (2,781)            989          18,197
                                                    -----------   -------------   -------------   -------------
Transfers of Net Premiums                                15,900             350              --             466
Transfers Due to Terminations                        (1,316,285)        (74,667)        (91,789)        (74,944)
Transfers Among Investment Divisions                         --              --              --              --
                                                    -----------   -------------   -------------   -------------
Net Decrease in Net Assets
 Resulting from Principal Transactions               (1,300,385)        (74,317)        (91,789)        (74,478)
                                                    -----------   -------------   -------------   -------------
Total Increase (Decrease) in Net Assets                (594,917)        (77,098)        (90,800)        (56,281)
Net Assets - Beginning of Year                        2,915,136         428,311         138,269          84,722
                                                    -----------   -------------   -------------   -------------
Net Assets - End of Year                            $ 2,320,218   $     351,213   $      47,469   $      28,441
                                                    ===========   =============   =============   =============

                                                     LARGE CAP      SMALL CAP        GLOBAL         BASIC
                                                        CORE           VALUE       ALLOCATION       VALUE
                                                    V.I. DIVISION  V.I. DIVISION  V.I. DIVISION  V.I. DIVISION
                                                    ------------   ------------   ------------   -------------
Investment Income:
 Dividends                                          $      1,045   $        560   $      9,994   $     3,322
Expenses:
 Risk Charges and Administrative Expenses (Note 4)        (5,260)       (15,485)        (4,655)       (5,985)
                                                    ------------   ------------   ------------   -----------
   Net Investment Income (Loss)                           (4,215)       (14,925)         5,339        (2,663)
                                                    ------------   ------------   ------------   -----------
Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                            (112,433)        83,468        (16,053)      (14,270)
 Net Unrealized Gains (Losses)                           212,388        307,814        106,575       128,165
 Capital Gain Distributions                                   --          9,873             --            --
                                                    ------------   ------------   ------------   -----------
   Net Gains and (Losses)                                 99,955        401,155         90,522       113,895
                                                    ------------   ------------   ------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                95,740        386,230         95,861       111,232
                                                    ------------   ------------   ------------   -----------
Transfers of Net Premiums                                     --            478         14,466           140
Transfers Due to Terminations                           (188,441)      (595,331)       (42,573)     (248,540)
Transfers Among Investment Divisions                          --             --             --            --
                                                    ------------   ------------   ------------   -----------
Net Decrease in Net Assets
 Resulting from Principal Transactions                  (188,441)      (594,853)       (28,107)     (248,400)
                                                    ------------   ------------   ------------   -----------
Total Increase (Decrease) in Net Assets                  (92,701)      (208,623)        67,754      (137,168)
Net Assets - Beginning of Year                           389,363      1,100,551        308,551       465,369
                                                    ------------   ------------   ------------   -----------
Net Assets - End of Year                            $    296,662   $    891,927   $    376,305   $   328,201
                                                    ============   ============   ============   ===========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                    DOMESTIC          GOV'T       HIGH CURRENT
                                                                   MONEY MARKET       BOND           INCOME
                                                       TOTAL      V.I. DIVISION   V.I. DIVISION   V.I. DIVISION
                                                    -----------   -------------   -------------   -------------
Investment Income:
 Dividends                                          $    61,998   $       6,318           7,621   $       9,471
Expenses:
 Risk Charges and Administrative Expenses (Note 4)      (46,539)         (5,975)         (1,977)         (1,277)
                                                    -----------   -------------   -------------   -------------
   Net Investment Income (Loss)                          15,459             343           5,644           8,194
                                                    -----------   -------------   -------------   -------------
Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                           (130,253)             --             849          (8,958)
 Net Unrealized Gains (Losses)                         (544,196)             --           4,390          (2,591)
 Capital Gain Distributions                              54,440              --             450              --
                                                    -----------   -------------   -------------   -------------
   Net Gains and (Losses)                              (620,009)             --           5,689         (11,549)
                                                    -----------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                             (604,550)            343          11,333          (3,355)
                                                    -----------   -------------   -------------   -------------
Transfers of Net Premiums                                 3,000             600              --             714
Transfers Due to Terminations                          (289,456)         (2,632)        (14,741)        (10,931)
Transfers Among Investment Divisions                         --              --              --              --
                                                    -----------   -------------   -------------   -------------
Net Decrease in Net Assets
 Resulting from Principal Transactions                 (286,456)         (2,032)        (14,741)        (10,217)
                                                    -----------   -------------   -------------   -------------
Total Decrease in Net Assets                           (891,006)         (1,689)         (3,408)        (13,572)
Net Assets - Beginning of Year                        3,806,142         430,000         141,677          98,294
                                                    -----------   -------------   -------------   -------------
Net Assets - End of Year                            $ 2,915,136   $     428,311   $     138,269   $      84,722
                                                    ===========   =============   =============   =============

                                                     LARGE CAP       SMALL CAP       GLOBAL         BASIC
                                                        CORE           VALUE       ALLOCATION       VALUE
                                                    V.I. DIVISION  V.I. DIVISION  V.I. DIVISION   V.I. DIVISION
                                                    ------------   -------------  -------------   -------------
Investment Income:
 Dividends                                          $      3,512   $     16,426   $     11,226   $     7,424
Expenses:
 Risk Charges and Administrative Expenses (Note 4)        (6,806)       (18,021)        (4,864)       (7,619)
                                                    ------------   ------------   ------------   -----------
   Net Investment Income (Loss)                           (3,294)        (1,595)         6,362          (195)
                                                    ------------   ------------   ------------   -----------
Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                             (70,725)        (2,490)       (38,750)      (10,179)
 Net Unrealized Gains (Losses)                           (16,735)      (421,299)        (1,785)     (106,176)
 Capital Gain Distributions                                   --         50,317             --         3,673
                                                    ------------   ------------   ------------   -----------
   Net Gains and (Losses)                                (87,460)      (373,472)       (40,535)     (112,682)
                                                    ------------   ------------   ------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                               (90,754)      (375,067)       (34,173)     (112,877)
                                                    ------------   ------------   ------------   -----------
Transfers of Net Premiums                                     --            732            714           240
Transfers Due to Terminations                            (90,509)       (55,194)       (40,578)      (73,871)
                                                    ------------   ------------   ------------   -----------
Transfers Among Investment Divisions                     (17,394)        28,165        (10,771)           --
                                                    ------------   ------------   ------------   -----------
Net Decrease in Net Assets
 Resulting from Principal Transactions                  (107,903)       (27,297)       (50,635)      (73,631)
                                                    ------------   ------------   ------------   -----------
Total Decrease in Net Assets                            (198,657)      (402,364)       (84,808)     (186,508)
Net Assets - Beginning of Year                           588,020      1,502,915        393,359       651,877
                                                    ------------   ------------   ------------   -----------
Net Assets - End of Year                            $    389,363   $  1,100,551   $    308,551   $   465,369
                                                    ============   ============   ============   ===========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZAT1ON

Monarch Life Insurance Company Separate Account VA (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940
Act). Each of the seven investment divisions of the Account are invested solely in the shares of the seven corresponding separate funds of the Merrill Lynch Variable Series Funds, Inc. (the Funds), a no-load, diversified, open-end, management investment company registered under the 1940 Act. Merrill Lynch Investment Managers, L.P., is the investment advisor for the Funds. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9,1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19,1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1,1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Hawaii
(1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995),
Missouri (1994), Nevada (1997), Washington (2000). and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

Effective May 1, 2002, the Funds' names were changed as follows:

        FROM:                                    TO:
        Domestic Money Market Fund               Domestic Money Market V.I. Fund
        Government Bond Fund                     Government Bond V.I. Fund
        High Current Income Fund                 High Current Income V.I. Fund
        Small Cap Value Focus Fund               Small Cap Value V.I. Fund
        Large Cap Core Focus Fund                Large Cap Core V.I. Fund
        Basic Value Focus Fund                   Basic Value V.I. Fund
        Global Allocation Focus Fund             Global Allocation V.I. Fund

Simultaneously, each of the corresponding investment divisions of the Account were renamed, respectively.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under exisiting federal income tax law, Monarch Life anticipate no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31,2003 are shown below:

                                 PURCHASES     SALES
                                 ---------  -----------
Domestic Money Market V.I. Fund  $   3,169  $    80,261
Government Bond V.I. Fund           18,477      105,573
High Current Income V.I. Fund       15,415       83,926
Large Cap Core V.I. Fund            12,956      205,612
Small Cap Value V.I. Fund           73,387      673,891
Global Allocation V.I. Fund         37,100       59,866
Basic Value V.I. Fund               13,982      265,003
                                 ---------  -----------
              Totals             $ 174,486  $ 1,474,132
                                 =========  ===========

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.4% (0.85% for mortality risks, 0.40% for expense risks, and 0.15% for administrative charges) of the daily net assets of the Account.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2003 are shown below:

                                                         NET
                                     ISSUED  REDEEMED  DECREASE
                                     ------  --------  --------
Domestic Money Market V.I. Division     31    5,215     (5,184)
Government Bond V.I. Division          572    4,808     (4,236)
High Current Income V.I. Division      451    4,264     (3,813)
Large Cap Core V.I. Division           397    6,516     (6,119)
Small Cap Value V.I. Division          536    5,224     (4,688)
Global Allocation V.I. Division      1,396    2,852     (1,456)
Basic Value V.I. Division              316    6,987     (6,671)

NOTE 6-CONTRACT CHARGES

An annual contract maintenance charge of $30 may be assessed annually by Monarch Life during a contract's accumulation period.

Premium tax may be assessed to a contract. Premium taxes (if any) vary from state to state, are primarily calculated on premium amounts, and range from 0.5% to 3.0%.

Withdrawal charges may be assessed to a contract if withdrawals are made in excess of certain amounts or are made in certain years. Withdrawal charges (if any) range from 1% to 5% of the amount withdrawn and the cumulative total of all withdrawal charges is guaranteed never to exceed 5% of a contract's total purchase payments.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS' ACCUMULATION VALUES

Contract owners' accumulation values for 2003, 2002 and 2001, consists of the following:

                                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                                                ------------------------------------
                                                  AT DECEMBER 31,                           EXPENSES AS A
                                     ----------------------------------------   INVESTMENT  % OF AVERAGE
                                     ACCUMULATION  ACCUMULATION  ACCUMULATION     INCOME    ACCUMULATION    TOTAL
                                         UNITS      UNIT VALUE      VALUE         RATIO*       VALUE**     RETURN***
                                     ------------  ------------  ------------   ----------  ------------   ---------
              2003
Domestic Money Market V.I. Division     24,530     $      14.32  $   351,213       0.73%       1.40%         (0.69%)
Government Bond V.I. Division            2,193            21.65       47,469       5.75%       1.40%          0.65%
High Current Income V.I. Division        1,380            20.61       28,441       9.43%       1.40%         26.36%
Large Cap Core V.I. Division             8,714            34.04      296,662       0.28%       1.40%         29.68%
Small Cap Value V.I. Division            6,343           140.61      891,927       0.95%       1.40%         40.93%
Global Allocation V.I. Division         16,354            23.01      376,305       3.00%       1.40%         32.85%
Basic Value V.I. Division                7,732            42.45      328,201       0.79%       1.40%         31.38%

              2002
Domestic Money Market V.I. Division     29,714     $      14.42  $   428,311       1.47%       1.40%          0.14%
Government Bond V.I. Division            6,429            21.51      138,269       5.38%       1.40%          8.25%
High Current Income V.I. Division        5,193            16.31       84,722      10.43%       1.40%         (2.86%)
Large Cup Core V.I. Division            14,833            26.25      389,363       0.73%       1.40%        (18.15%)
Small Cap Value V.I. Division           11,031            99.77    1,100,551       0.13%       1.40%        (24.82%)
Global Allocation V.I. Division         17,810            17.32      308,551       3.24%       1.40%         (9.46%)
Basic Value V.I. Division               14,403            32.31      465,370       1.37%       1.40%        (18.92%)

              2001
Domestic Money Market Division          29,854     $      14.40  $   430,000       3.81%       1.40%          2.49%
Government Bond Division                 7,131            19.87      141,677       5.58%       1.40%          5.54%
High Current Income Division             5,854            16.79       98,294      10.88%       1.40%          2.56%
Large Cap Core Focus Division           18,338            32.07      588,020       0.78%       1.40%         (8.69%)
Small Cap Value Focus Division          11,325           132.71    1,502,915       7.59%       1.40%         28.07%
Global Allocation Focus Division        20,565            19.13      393,359       1.20%       1.40%        (10.13%)
Basic Value Focus Division              16,360            39.85      651,877       6.29%       1.40%          2.80%

*These ratios represent dividends received by the Account's divisions from the underlying investments, divided by the respective division's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account's unit values, The recognition of investment income by the Account's divisions is affected by the timing of the declaration of dividends by the underlying investments.

**These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account's unit values. Expenses of the underlying investments and any charges made directly to a contract (through the redemption of units) are excluded.

***These ratios represent the total return of the Account's divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any contract charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code, Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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

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

50645 2/04